Leasing Activity, Leasing Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Line Items]
Interest income on lease financing	$ 869
Variable revenues on lease financing	96
Fixed revenues on operating leases	1,393
Variable revenues on operating leases	66
Lease income	1,612	$ 1,753	$ 1,907
Total leasing revenue	2,481
Assets lease-related revenues [Member]
Leases [Line Items]
Other lease-related revenues	$ 57